Note 13 - Income Taxes (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 13 – Income Taxes

The Company accounts for income taxes under ASC Topic 740, Income Taxes, which provides for an asset and liability approach of accounting for income taxes.  Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

We currently estimate that our effective tax rate for the year ending December 31, 2011 will be approximately 40%.  Losses incurred during the period from April 9 (inception) to June 30, 2011 as well as additional losses incurred during the remainder of 2011 could be used to offset future tax liabilities.  Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.  As of June 30, 2011, net deferred tax assets were $-0- after a 100% valuation allowance applied to net deferred tax assets of approximately $454,000.  We have not provided a valuation allowance against our tax liability.  As of June 30, 2011, the Company recognized a deferred tax liability of $2,360,800 related to income taxes on a net contingent consideration receivable resulting from the sale of assets to Party Gaming during 2009.

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no significant uncertain tax positions as of any date on or before June 30, 2011.

Note 12 – Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method.  FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company does not expect to be able to utilize any net operating loss carry forwards earned prior to the spin-off on April 16, 2010.  Current losses recorded during the period from April 9 (inception) to December 31, 2010 as well as additional losses expected for the remainder of 2010 can be used to offset future tax liabilities.  Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.  We have not provided a valuation allowance against our deferred tax liabilities.

For the period from inception (April 9, 2010) to December 31, 2010, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded.  A benefit for income taxes of $451,400 has been recorded due to the bad debts expense realized on our contingent consideration receivable.  At December 31, 2010, the Company had approximately $800,000 of federal net operating losses.  The net operating loss carry forwards, if not utilized, will begin to expire in 2026.  As of December 31, 2010, the Company recognized a deferred tax asset of $356,100, with a corresponding valuation allowance due to the uncertainty of the realization of any tax assets attributed to the net operating loss carryforwards, and a deferred tax liability of $2,693,000 related to tax deferrals on the gain from the sale of assets to Party Gaming during 2009.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities are as follows:

December 31,
2010
Deferred tax asset:
Net operating loss carry forwards	$800,000

Net deferred tax assets before valuation allowance	356,100
Less: Valuation allowance	$(356,100)
Net deferred tax assets	$-

Deferred tax liability:
Contingent consideration receivable, net	$(2,693,000)
Net deferred tax liability	$(2,693,000)

Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable.  Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2010.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

December 31,
2010

Federal and state statutory rate	35%
Change in valuation allowance on deferred tax assets	(35%)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.